United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-Q

Quarterly Schedule of Portfolio Holdings of Registered Management Investment Companies

811-7193

(Investment Company Act File Number)

Federated Institutional Trust

___________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

John W. McGonigle, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 08/31/15

Date of Reporting Period: Quarter ended 05/31/15

Item 1. Schedule of Investments

Federated Short-Intermediate Total Return Bond Fund
Portfolio of Investments
May 31, 2015 (unaudited)
Principal Amount or Shares			Value
		CORPORATE BONDS—57.5%
		Basic Industry - Chemicals—0.7%
$990,000		Dow Chemical Co., Note, 8.55%, 5/15/2019	$1,217,248
250,000		Ecolab, Inc., Sr. Unsecd. Note, 4.35%, 12/8/2021	272,447
50,000		RPM International, Inc., 6.50%, 2/15/2018	55,520
100,000		RPM International, Inc., Sr. Unsecd. Note, 6.125%, 10/15/2019	113,416
11,000		Rohm & Haas Co., 6.00%, 9/15/2017	12,094
		TOTAL	1,670,725
		Basic Industry - Metals & Mining—3.7%
1,000,000		Alcoa, Inc., 5.87%, 2/23/2022	1,117,500
785,000		Alcoa, Inc., Sr. Unsecd. Note, 5.40%, 4/15/2021	856,631
120,000		Allegheny Technologies, Inc., Sr. Note, 9.375%, 6/1/2019	143,100
200,000	[1,2]	Anglo American Capital PLC, Company Guarantee, Series 144A, 2.625%, 4/3/2017	202,363
710,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 5.125%, 8/1/2022	689,338
750,000		Anglogold Ashanti Holdings PLC, Sr. Unsecd. Note, 8.50%, 7/30/2020	821,783
50,000		BHP Billiton Finance (USA), Inc., Company Guarantee, 6.50%, 4/1/2019	58,459
50,000		Carpenter Technology Corp., Sr. Unsecd. Note, 5.20%, 7/15/2021	54,402
1,000,000		Goldcorp, Inc., Sr. Unsecd. Note, 2.125%, 3/15/2018	1,007,548
1,450,000	[1,2]	Hyundai Steel Co., Sr. Unsecd. Note, Series 144A, 4.625%, 4/21/2016	1,484,362
1,175,000		Reliance Steel & Aluminum Co., Sr. Unsecd. Note, 4.50%, 4/15/2023	1,169,729
850,000		Rio Tinto Finance USA Ltd., Sr. Unsecd. Note, 2.25%, 12/14/2018	859,314
1,000,000		Southern Copper Corp., Sr. Unsecd. Note, 3.50%, 11/8/2022	994,960
		TOTAL	9,459,489
		Basic Industry - Paper—0.6%
1,200,000		Weyerhaeuser Co., Sr. Unsecd. Note, 7.375%, 10/1/2019	1,434,360
		Capital Goods - Aerospace & Defense—0.8%
895,000	[1,2]	Embraer Overseas Ltd., Sr. Unsecd. Note, Series 144A, 5.696%, 9/16/2023	962,125
25,000		Rockwell Collins, Inc., Sr. Unsecd. Note, 3.10%, 11/15/2021	25,979
40,000	[1,2]	Textron Financial Corp., Jr. Sub. Note, Series 144A, 6.00%, 2/15/2067	35,450
1,000,000		Textron, Inc., Sr. Unsecd. Note, 3.65%, 3/1/2021	1,035,324
		TOTAL	2,058,878
		Capital Goods - Building Materials—0.3%
625,000		Masco Corp., Sr. Unsecd. Note, 7.125%, 3/15/2020	741,875
67,000		Valmont Industries, Inc., Sr. Unsecd. Note, 6.625%, 4/20/2020	77,999
		TOTAL	819,874
		Capital Goods - Diversified Manufacturing—0.6%
15,000		Dover Corp., Note, 5.45%, 3/15/2018	16,707
10,000		Emerson Electric Co., 4.875%, 10/15/2019	11,194
1,250,000	[1,2]	Hutchison Whampoa International 14 Ltd., Unsecd. Note, Series 144A, 1.625%, 10/31/2017	1,249,781
250,000	[1,2]	Hutchison Whampoa International Ltd., Company Guarantee, Series 144A, 3.50%, 1/13/2017	257,991
50,000		Ingersoll-Rand Global Holding Co. Ltd., 6.875%, 8/15/2018	57,425
		TOTAL	1,593,098
		Capital Goods - Environmental—0.0%
50,000		Republic Services, Inc., Company Guarantee, 5.25%, 11/15/2021	56,944
		Capital Goods - Packaging—0.2%
500,000		Rock-Tenn Co., Sr. Unsecd. Note, 4.00%, 3/1/2023	516,919

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Communications - Cable & Satellite—1.4%
$2,000,000		DIRECTV Holdings LLC, 1.75%, 1/15/2018	$1,998,708
1,500,000		Time Warner Cable, Inc., Company Guarantee, 5.00%, 2/1/2020	1,618,296
		TOTAL	3,617,004
		Communications - Media & Entertainment—1.7%
195,000		21st Century Fox America, Inc., Sr. Unsecd. Note, 4.00%, 10/1/2023	207,302
400,000	[1,2]	British Sky Broadcasting Group PLC, Series 144A, 2.625%, 9/16/2019	404,011
1,500,000		CBS Corp., 2.30%, 8/15/2019	1,496,050
969,000		Interpublic Group of Cos., Inc., Sr. Unsecd. Note, 2.25%, 11/15/2017	980,885
125,000		Time Warner, Inc., Company Guarantee, 6.875%, 6/15/2018	143,624
250,000		Time Warner, Inc., Sr. Unsecd. Note, 3.40%, 6/15/2022	254,817
70,000		Viacom, Inc., 2.50%, 9/1/2018	71,115
725,000		Viacom, Inc., Sr. Unsecd. Note, 3.875%, 4/1/2024	722,932
100,000		Walt Disney Co., Sr. Unsecd. Note, Series MTN, 3.75%, 6/1/2021	108,773
		TOTAL	4,389,509
		Communications - Telecom Wireless—1.5%
1,000,000		America Movil S.A.B. de C.V., 3.125%, 7/16/2022	1,006,850
200,000		American Tower Corp., Sr. Unsecd. Note, 3.40%, 2/15/2019	206,563
800,000		American Tower Corp., Sr. Unsecd. Note, 4.50%, 1/15/2018	853,681
520,000		Orange SA, Sr. Unsecd. Note, 5.375%, 7/8/2019	586,386
1,075,000		Telefonaktiebolaget LM Ericsson, Sr. Unsecd. Note, 4.125%, 5/15/2022	1,147,358
		TOTAL	3,800,838
		Communications - Telecom Wirelines—1.6%
1,000,000		AT&T, Inc., 2.30%, 3/11/2019	1,008,260
60,000		CenturyLink, Inc., Sr. Note, Series Q, 6.15%, 9/15/2019	65,100
95,000		Rogers Communications, Inc., Company Guarantee, 6.80%, 8/15/2018	109,652
1,000,000		Verizon Communications, Inc., 1.10%, 11/1/2017	993,918
343,000		Verizon Communications, Inc., Sr. Unsecd. Note, 2.50%, 9/15/2016	349,024
1,000,000		Verizon Communications, Inc., Sr. Unsecd. Note, 3.65%, 9/14/2018	1,054,725
475,000		Verizon Communications, Inc., Sr. Unsecd. Note, 4.15%, 3/15/2024	502,167
		TOTAL	4,082,846
		Consumer Cyclical - Automotive—2.5%
150,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 1.875%, 1/11/2018	151,105
250,000	[1,2]	Daimler Finance NA LLC, Company Guarantee, Series 144A, 2.95%, 1/11/2017	257,027
1,250,000		Ford Motor Credit Co., Sr. Unsecd. Note, 2.375%, 1/16/2018	1,267,812
500,000		Ford Motor Credit Co., Sr. Unsecd. Note, 3.00%, 6/12/2017	513,012
2,000,000		General Motors Financial Company, Inc., Sr. Unsecd. Note, 2.40%, 4/10/2018	2,000,788
775,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.60%, 3/19/2020	782,639
250,000	[1,2]	Hyundai Capital America, Sr. Unsecd. Note, Series 144A, 2.875%, 8/9/2018	258,353
1,000,000	[1,2]	RCI Banque SA, Sr. Unsecd. Note, Series 144A, 3.50%, 4/3/2018	1,043,629
		TOTAL	6,274,365
		Consumer Cyclical - Lodging—0.5%
1,119,000		Choice Hotels International, Inc., Company Guarantee, 5.70%, 8/28/2020	1,228,103
75,000		Marriott International, Inc., Sr. Unsecd. Note, 3.00%, 3/1/2019	77,120
		TOTAL	1,305,223
		Consumer Cyclical - Retailers—0.2%
500,000		Advance Auto Parts, Inc., 4.50%, 12/1/2023	528,293
		Consumer Cyclical - Services—1.5%
1,250,000	[1,2]	Alibaba Group Holding Ltd., Sr. Unsecd. Note, Series 144A, 2.50%, 11/28/2019	1,247,057
2,000,000		Amazon.com, Inc., 1.20%, 11/29/2017	2,000,380

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Consumer Cyclical - Services—continued
$500,000		Expedia, Inc., Company Guarantee, 5.95%, 8/15/2020	$561,899
		TOTAL	3,809,336
		Consumer Non-Cyclical - Food/Beverage—2.4%
905,000		ConAgra Foods, Inc., Sr. Unsecd. Note, 3.20%, 1/25/2023	877,257
300,000	[1,2]	Grupo Bimbo SAB de CV, Sr. Unsecd. Note, Series 144A, 4.50%, 1/25/2022	320,973
2,000,000		Kellogg Co., 1.75%, 5/17/2017	2,023,438
1,000,000	[1,2]	Kerry Group Financial Services, Sr. Unsecd. Note, Series 144A, 3.20%, 4/9/2023	992,221
400,000		Mondelez International, Inc., Sr. Unsecd. Note, 4.00%, 2/1/2024	425,774
150,000	[1,2]	Pernod-Ricard SA, Sr. Unsecd. Note, Series 144A, 4.25%, 7/15/2022	160,709
10,000		The Coca-Cola Co., Sr. Unsecd. Note, 1.80%, 9/1/2016	10,136
640,000		Tyson Foods, Inc., 2.65%, 8/15/2019	652,644
475,000		Tyson Foods, Inc., Sr. Unsecd. Note, 4.50%, 6/15/2022	513,814
		TOTAL	5,976,966
		Consumer Non-Cyclical - Health Care—2.2%
750,000	[1,2]	Bayer US Finance LLC, Unsecd. Note, Series 144A, 2.375%, 10/8/2019	760,210
225,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 2.675%, 12/15/2019	228,652
1,300,000		Becton, Dickinson and Co., Sr. Unsecd. Note, 6.375%, 8/1/2019	1,512,624
980,000		Express Scripts, Inc., Sr. Unsecd. Note, 7.25%, 6/15/2019	1,169,758
140,000		Laboratory Corp. of America Holdings, Sr. Unsecd. Note, 3.75%, 8/23/2022	144,091
550,000		Thermo Fisher Scientific, Inc., Sr. Unsecd. Note, 3.30%, 2/15/2022	556,993
1,275,000		Zimmer Holdings, Inc., Sr. Unsecd. Note, 2.70%, 4/1/2020	1,284,851
		TOTAL	5,657,179
		Consumer Non-Cyclical - Pharmaceuticals—0.7%
1,250,000		AbbVie, Inc., Sr. Unsecd. Note, 2.50%, 5/14/2020	1,250,522
475,000		Gilead Sciences, Inc., Sr. Unsecd. Note, 2.35%, 2/1/2020	484,355
		TOTAL	1,734,877
		Consumer Non-Cyclical - Products—0.3%
650,000		Hasbro, Inc., Sr. Unsecd. Note, 3.15%, 5/15/2021	663,094
		Consumer Non-Cyclical - Supermarkets—0.8%
2,000,000		Kroger Co., 2.20%, 1/15/2017	2,033,296
100,000		Kroger Co., Note, 6.80%, 12/15/2018	116,835
		TOTAL	2,150,131
		Consumer Non-Cyclical - Tobacco—0.2%
15,000		Altria Group, Inc., 9.25%, 8/6/2019	19,082
350,000		Altria Group, Inc., Sr. Unsecd. Note, 4.00%, 1/31/2024	362,883
50,000		Philip Morris International, Inc., 5.65%, 5/16/2018	55,963
		TOTAL	437,928
		Energy - Independent—0.5%
935,000		Canadian Natural Resources Ltd., Sr. Unsecd. Note, 1.75%, 1/15/2018	929,651
70,000		Devon Energy Corp., 6.30%, 1/15/2019	79,646
100,000		Petroleos Mexicanos, Sr. Unsecd. Note, 3.125%, 1/23/2019	102,020
125,000		Petroleos Mexicanos, Sr. Unsecd. Note, 4.875%, 1/18/2024	130,781
		TOTAL	1,242,098
		Energy - Integrated—1.9%
1,000,000		BP Capital Markets PLC, Sr. Unsecd. Note, 3.994%, 9/26/2023	1,052,075
600,000		Husky Energy, Inc., 4.00%, 4/15/2024	609,941
450,000		Husky Energy, Inc., Sr. Unsecd. Note, 3.95%, 4/15/2022	458,590
2,000,000		Murphy Oil Corp., 2.50%, 12/1/2017	2,008,326

Principal Amount or Shares		Value
	CORPORATE BONDS—continued
	Energy - Integrated—continued
$750,000	Petrobras International Finance Co., Sr. Unsecd. Note, 5.375%, 1/27/2021	$733,500
	TOTAL	4,862,432
	Energy - Midstream—0.6%
300,000	Energy Transfer Partners LP, Sr. Unsecd. Note, 4.90%, 2/1/2024	315,336
1,000,000	Enterprise Products Operating LLC, Sr. Unsecd. Note, 2.55%, 10/15/2019	1,012,965
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 5.80%, 3/1/2021	55,863
50,000	Kinder Morgan Energy Partners LP, Sr. Unsecd. Note, 6.85%, 2/15/2020	58,244
	TOTAL	1,442,408
	Energy - Oil Field Services—0.9%
275,000	Nabors Industries, Inc., Company Guarantee, 5.00%, 9/15/2020	285,101
1,000,000	Nabors Industries, Inc., Sr. Unsecd. Note, 4.625%, 9/15/2021	1,009,121
300,000	Nabors Industries, Inc., Sr. Unsecd. Note, 5.10%, 9/15/2023	301,308
665,000	Weatherford International Ltd., 6.00%, 3/15/2018	707,865
	TOTAL	2,303,395
	Energy - Refining—0.2%
300,000	Marathon Petroleum Corp., Sr. Unsecd. Note, 5.125%, 3/1/2021	334,303
200,000	Valero Energy Corp., 9.375%, 3/15/2019	249,281
	TOTAL	583,584
	Financial Institution - Banking—11.8%
143,000	American Express Co., 2.65%, 12/2/2022	139,917
930,000	Associated Banc-Corp., Sr. Unsecd. Note, 2.75%, 11/15/2019	937,024
90,000	Associated Banc-Corp., Sr. Unsecd. Note, 5.125%, 3/28/2016	92,730
2,000,000	BB&T Corp., 1.60%, 8/15/2017	2,014,670
335,000	BB&T Corp., Sr. Unsecd. Note, Series MTN, 2.25%, 2/1/2019	339,553
1,000,000	Bank of America Corp., Sr. Unsecd. Note, 2.00%, 1/11/2018	1,007,478
500,000	Bank of America Corp., Sr. Unsecd. Note, 7.625%, 6/1/2019	599,982
2,000,000	Bank of New York Mellon Corp., Series MTN, 2.40%, 1/17/2017	2,047,338
2,000,000	Bank of Nova Scotia, 1.375%, 12/18/2017	2,000,882
2,000,000	Canadian Imperial Bank of Commerce, 1.55%, 1/23/2018	2,005,688
$250,000	Capital One Bank, Sr. Unsecd. Note, Series BKNT, 2.15%, 11/21/2018	251,916
1,200,000	Capital One Bank, Sub. Note, 3.375%, 2/15/2023	1,194,485
300,000	Capital One Financial Corp., Sr. Unsecd. Note, 2.45%, 4/24/2019	302,990
50,000	Citigroup, Inc., Sr. Note, 5.375%, 8/9/2020	56,632
100,000	Citigroup, Inc., Sr. Unsecd. Note, 4.45%, 1/10/2017	104,902
400,000	Citigroup, Inc., Sub. Note, 4.05%, 7/30/2022	417,082
100,000	City National Corp., Sr. Unsecd. Note, 5.25%, 9/15/2020	114,589
600,000	Compass Bank, Birmingham, Sr. Unsecd. Note, Series BKNT, 1.85%, 9/29/2017	601,214
1,000,000	Fifth Third Bancorp, Sr. Unsecd. Note, 1.35%, 6/1/2017	1,001,372
500,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 3.625%, 1/22/2023	509,421
250,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.25%, 7/27/2021	282,177
1,125,000	Goldman Sachs Group, Inc., Sr. Unsecd. Note, 5.75%, 1/24/2022	1,296,613
1,000,000	HSBC USA, Inc., Sr. Unsecd. Note, 1.625%, 1/16/2018	1,004,089
1,010,000	Huntington Bancshares, Inc., Sub. Note, 7.00%, 12/15/2020	1,208,599
350,000	Huntington National Bank, Sr. Unsecd. Note, 2.20%, 4/1/2019	349,921
250,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 2.35%, 1/28/2019	253,101
200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 3.20%, 1/25/2023	200,630
1,200,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 4.50%, 1/24/2022	1,311,239
100,000	JPMorgan Chase & Co., Sr. Unsecd. Note, 6.30%, 4/23/2019	115,337
725,000	JPMorgan Chase & Co., Sub. Note, 3.375%, 5/1/2023	719,613

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - Banking—continued
$250,000		MUFG Union Bank, N.A., Sr. Unsecd. Note, 2.625%, 9/26/2018	$256,721
1,000,000		Merrill Lynch & Co., Inc., Sub., 5.70%, 5/2/2017	1,072,888
1,500,000		Morgan Stanley, Sr. Unsecd. Note, 2.125%, 4/25/2018	1,512,403
1,130,000		Morgan Stanley, Sr. Unsecd. Note, Series MTN, 5.95%, 12/28/2017	1,248,804
500,000		Morgan Stanley, Sub. Note, Series MTN, 4.10%, 5/22/2023	513,587
300,000	[1,2]	Santander US Debt SA Unipersonal, Bank Guarantee, Series 144A, 3.781%, 10/7/2015	303,018
700,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 2.50%, 5/1/2019	710,354
45,000		SunTrust Banks, Inc., Sr. Unsecd. Note, 3.60%, 4/15/2016	45,933
1,500,000		Wells Fargo & Co., Sr. Unsecd. Note, 1.50%, 1/16/2018	1,507,884
350,000		Wells Fargo & Co., Sr. Unsecd. Note, Series MTN, 4.60%, 4/1/2021	389,703
		TOTAL	30,042,479
		Financial Institution - Broker/Asset Mgr/Exchange—0.9%
10,000		Janus Capital Group, Inc., Sr. Note, 6.70%, 6/15/2017	10,929
725,000		Jefferies Group LLC, Sr. Unsecd. Note, 5.125%, 1/20/2023	756,190
500,000		NASDAQ OMX Group, Inc., Sr. Unsecd. Note, 5.55%, 1/15/2020	559,240
925,000	[1,2]	TIAA Asset Management Finance Co. LLC, Sr. Unsecd. Note, Series 144A, 2.95%, 11/1/2019	943,210
		TOTAL	2,269,569
		Financial Institution - Finance Companies—2.3%
1,250,000		Discover Bank, Sr. Unsecd. Note, 2.00%, 2/21/2018	1,252,287
1,000,000	[1,2]	General Electric Capital Corp. & LJ VP Holdings LLC, Sr. Unsecd. Note, Series 144A, 3.80%, 6/18/2019	1,067,507
2,500,000		General Electric Capital Corp., Series GMTN, 1.60%, 11/20/2017	2,525,590
290,000		General Electric Capital Corp., Series GMTN, 5.625%, 5/1/2018	324,430
100,000		General Electric Capital Corp., Sr. Unsecd. Note, 2.90%, 1/9/2017	103,304
500,000		General Electric Capital Corp., Sr. Unsecd. Note, Series MTN, 4.65%, 10/17/2021	562,119
		TOTAL	5,835,237
		Financial Institution - Insurance - Health—0.0%
75,000		UnitedHealth Group, Inc., Sr. Unsecd. Note, 6.00%, 2/15/2018	84,225
		Financial Institution - Insurance - Life—2.9%
750,000		Aflac, Inc., Sr. Unsecd. Note, 3.625%, 6/15/2023	785,806
325,000		American International Group, Inc., Sr. Unsecd. Note, 4.125%, 2/15/2024	343,660
500,000		American International Group, Inc., Sr. Unsecd. Note, 6.40%, 12/15/2020	598,016
1,000,000		Hartford Financial Services Group, Inc., Sr. Unsecd. Note, 5.375%, 3/15/2017	1,071,819
1,000,000		Lincoln National Corp., Sr. Secd. Note, 8.75%, 7/1/2019	1,248,738
2,000,000	[1,2]	MetLife Global Funding I, Series 144A, 1.50%, 1/10/2018	1,999,732
150,000		MetLife, Inc., Sr. Unsecd. Note, Series A, 6.817%, 8/15/2018	173,980
1,000,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.125%, 5/15/2023	989,501
210,000		Principal Financial Group, Inc., Sr. Unsecd. Note, 3.30%, 9/15/2022	213,084
		TOTAL	7,424,336
		Financial Institution - Insurance - P&C—0.7%
350,000		CNA Financial Corp., Sr. Unsecd. Note, 7.35%, 11/15/2019	417,793
50,000		Chubb Corp., Sr. Note, 5.75%, 5/15/2018	56,316
30,000		Horace Mann Educators Corp., Sr. Note, 6.85%, 4/15/2016	31,466
750,000	[1,2]	Liberty Mutual Group, Inc., Series 144A, 4.95%, 5/1/2022	818,908
500,000	[1,2]	Liberty Mutual Group, Inc., Sr. Unsecd. Note, Series 144A, 4.25%, 6/15/2023	524,166
25,000		The Travelers Cos., Inc., Sr. Unsecd. Note, 5.50%, 12/1/2015	25,618
		TOTAL	1,874,267
		Financial Institution - REIT - Apartment—0.3%
650,000		UDR, Inc., Company Guarantee, 4.625%, 1/10/2022	702,656

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Financial Institution - REIT - Healthcare—0.3%
$150,000		Health Care REIT, Inc., Sr. Unsecd. Note, 4.125%, 4/1/2019	$160,146
700,000		Healthcare Trust of America, 3.70%, 4/15/2023	695,586
		TOTAL	855,732
		Financial Institution - REIT - Office—0.3%
500,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 3.90%, 6/15/2023	507,636
250,000		Alexandria Real Estate Equities, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2022	266,583
		TOTAL	774,219
		Financial Institution - REIT - Other—0.4%
115,000		Liberty Property LP, 6.625%, 10/1/2017	127,362
600,000		ProLogis LP, Sr. Unsecd. Note, 3.35%, 2/1/2021	618,113
300,000		WP Carey, Inc., Sr. Unsecd. Note, 4.60%, 4/1/2024	308,066
		TOTAL	1,053,541
		Financial Institution - REIT - Retail—0.5%
1,020,000		Equity One, Inc., Bond, 6.00%, 9/15/2017	1,112,208
100,000		Regency Centers LP, Company Guarantee, 4.80%, 4/15/2021	109,524
		TOTAL	1,221,732
		Sovereign—0.2%
475,000		Corp Andina De Fomento, Sr. Unsecd. Note, 4.375%, 6/15/2022	521,406
		Technology—4.2%
500,000		BMC Software, Inc., 7.25%, 6/1/2018	486,250
255,000		Fidelity National Information Services, Inc., Sr. Unsecd. Note, 1.45%, 6/5/2017	255,140
1,140,000		Fiserv, Inc., Sr. Note, 6.80%, 11/20/2017	1,303,311
1,250,000		Fiserv, Inc., Sr. Unsecd. Note, 2.70%, 6/1/2020	1,254,821
1,550,000		Hewlett-Packard Co., Sr. Unsecd. Note, 3.30%, 12/9/2016	1,596,233
1,000,000	[1,2]	Keysight Technologies, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 10/30/2019	1,007,799
1,300,000		Microsoft Corp., 1.85%, 2/12/2020	1,308,844
1,250,000	[1,2]	Molex Electronics Technologies LLC, Sr. Unsecd. Note, Series 144A, 2.878%, 4/15/2020	1,246,711
2,000,000		Oracle Corp., 1.20%, 10/15/2017	2,005,016
150,000		Verisk Analytics, Inc., Sr. Unsecd. Note, 4.125%, 9/12/2022	155,063
		TOTAL	10,619,188
		Transportation - Airlines—0.4%
1,000,000		Southwest Airlines Co., Sr. Unsecd. Note, 2.75%, 11/6/2019	1,024,501
		Transportation - Railroads—0.1%
190,000		Union Pacific Corp., Sr. Unsecd. Note, 2.25%, 2/15/2019	193,759
		Transportation - Services—1.0%
40,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Series 144A, 6.375%, 10/15/2017	44,519
500,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.35%, 10/15/2019	500,493
150,000	[1,2]	Enterprise Rent-A-Car USA Finance Co., Sr. Unsecd. Note, Series 144A, 2.75%, 3/15/2017	153,935
1,500,000	[1,2]	Penske Truck Leasing Co. LP & PTL Finance Corp., Series 144A, 2.50%, 6/15/2019	1,493,383
300,000		Ryder System, Inc., Sr. Unsecd. Note, Series MTN, 2.45%, 11/15/2018	305,367
		TOTAL	2,497,697
		Utility - Electric—1.4%
20,000		Consolidated Edison Co., Sr. Unsecd. Note, Series 06-C, 5.50%, 9/15/2016	21,198
750,000		Exelon Generation Co. LLC, Sr. Unsecd. Note, 4.25%, 6/15/2022	770,805
250,000		FirstEnergy Corp., Sr. Unsecd. Note, 4.25%, 3/15/2023	257,424
100,000		FirstEnergy Solutions Corp., Company Guarantee, 6.05%, 8/15/2021	110,540
14,571	[1,2]	Great River Energy, 1st Mtg. Note, Series 144A, 5.829%, 7/1/2017	15,247
250,000		NextEra Energy Capital Holdings, Inc., Sr. Unsecd. Note, 2.70%, 9/15/2019	254,625
10,000		Northern States Power Co., MN, 1st Mtg. Bond, 5.25%, 3/1/2018	10,980

Principal Amount or Shares			Value
		CORPORATE BONDS—continued
		Utility - Electric—continued
$450,000		PPL Capital Funding, Inc., Sr. Unsecd. Note, 4.20%, 6/15/2022	$480,284
135,000		PSEG Power LLC, Sr. Unsecd. Note, 2.45%, 11/15/2018	136,796
1,000,000		TECO Finance, Inc., Company Guarantee, 5.15%, 3/15/2020	1,124,026
300,000		UIL Holdings Corp., Sr. Unsecd. Note, 4.625%, 10/1/2020	322,076
		TOTAL	3,504,001
		Utility - Natural Gas—1.3%
100,000		Atmos Energy Corp., 8.50%, 3/15/2019	122,537
1,225,000	[1,2]	Columbia Pipeline Group, Inc., Sr. Unsecd. Note, Series 144A, 3.30%, 6/1/2020	1,238,268
600,000		Enbridge Energy Partners LP, Sr. Unsecd. Note, 4.20%, 9/15/2021	627,453
40,000		Enbridge, Inc., Sr. Note, 5.60%, 4/1/2017	42,528
1,200,000		National Fuel Gas Co., Sr. Unsecd. Note, 3.75%, 3/1/2023	1,210,327
75,000		Sempra Energy, Sr. Unsecd. Note, 9.80%, 2/15/2019	95,772
		TOTAL	3,336,885
		TOTAL CORPORATE BONDS (IDENTIFIED COST $143,263,716)	146,307,223
		COLLATERALIZED MORTGAGE OBLIGATIONS—2.7%
		Commercial Mortgage—2.6%
1,300,000		Citigroup Commercial Mortgage Trust 2013-GC11, Class B, 3.732%, 4/10/2046	1,335,631
400,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class AM, 4.063%, 12/10/2044	433,472
175,000		Commercial Mortgage Pass-Through Certificates 2012-LC4, Class B, 4.934%, 12/10/2044	195,925
750,000	[1,2]	Commercial Mortgage Trust 2013-CR8, Class B, 3.9679%, 6/10/2046	791,398
2,000,000		Commercial Mortgage Trust 2014-LC17, Class A2, 3.164%, 10/10/2047	2,100,238
450,000		Morgan Stanley Capital I 2012-C4, Class AS, 3.773%, 3/15/2045	476,182
735,000	[1,2]	UBS-Barclays Commercial Mortgage Trust 2013-C6, Class B, 3.8751%, 4/10/2046	762,006
195,000		UBS-Citigroup Commercial Mortgage Trust 2011-C1, Class A3, 3.595%, 1/10/2045	208,117
130,157	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A1, 3.349%, 11/15/2043	133,473
300,000	[1,2]	Wells Fargo Commercial Mortgage Trust 2010-C1, Class A2, 4.393%, 11/15/2043	330,329
		TOTAL	6,766,771
		Government Agency—0.1%
181,307		Federal Home Loan Mortgage Corp., REMIC 3397 FC, 0.7856%, 12/15/2037	182,815
		TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (IDENTIFIED COST $6,780,172)	6,949,586
		MORTGAGE-BACKED SECURITIES—3.3%
		Federal National Mortgage Association—3.3%
4,581,254		Federal National Mortgage Association, Pool AS2976, 4.00%, 8/1/2044	4,908,025
3,304,994		Federal National Mortgage Association, Pool AW0029, 3.50%, 7/1/2044	3,453,977
		TOTAL MORTGAGE-BACKED SECURITIES (IDENTIFIED COST $8,214,280)	8,362,002
		U.S. TREASURIES—17.5%
2,016,160		U.S. Treasury Inflation-Protected Note, 0.125%, 4/15/2020	2,039,519
7,301,210	[3]	U.S. Treasury Inflation-Protected Note, Series A-2022, 0.125%, 1/15/2022	7,290,715
3,000,000		United States Treasury Note, 0.875%, 4/30/2017	3,016,639
5,500,000		United States Treasury Note, 1.000%, 3/31/2017	5,543,890
3,250,000		United States Treasury Note, 1.375%, 3/31/2020	3,235,832
16,500,000		United States Treasury Note, 1.625%, 12/31/2019	16,646,309
6,000,000		United States Treasury Note, 1.625%, 3/31/2019	6,087,281
500,000		United States Treasury Note, 1.750%, 5/31/2016	507,123
		TOTAL U.S. TREASURIES (IDENTIFIED COST $44,470,890)	44,367,308

Principal Amount or Shares			Value
		INVESTMENT COMPANIES—18.6%[4]
498,111		Federated Bank Loan Core Fund	$5,060,811
1,023,714		Federated Mortgage Core Portfolio	10,216,665
3,202,938	[5]	Federated Prime Value Obligations Fund, Institutional Shares, 0.10%	3,202,938
789,861		Federated Project and Trade Finance Core Fund	7,400,996
3,337,062		High Yield Bond Portfolio	21,490,676
		TOTAL INVESTMENT COMPANIES (IDENTIFIED COST $48,575,384)	47,372,086
		TOTAL INVESTMENTS—99.6% (IDENTIFIED COST $251,304,442)[6]	253,358,205
		OTHER ASSETS AND LIABILITIES - NET—0.4%[7]	1,106,395
		TOTAL NET ASSETS—100%	$254,464,600
At May 31, 2015, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Unrealized Appreciation (Depreciation)
[8]United States Treasury Notes, 2-Year Long Futures	50	$10,942,969	September 2015	$12,386
[8]United States Treasury Long Bond Short Futures	65	$10,115,625	September 2015	$(60,582)
[8]United States Treasury Notes, 10-Year Short Futures	225	$28,729,688	September 2015	$(91,933)
NET UNREALIZED DEPRECIATION ON FUTURES CONTRACTS				$(140,129)
The average notional value of long and short futures contracts held by the Fund throughout the period was $7,666,797 and $46,771,023, respectively. This is based on the amounts held as of each month-end throughout the nine-month fiscal period.
Net Unrealized Depreciation on Futures Contracts is included in “Other Assets and Liabilities—Net.”
1	Denotes a restricted security that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) is subject to a contractual restriction on public sales. At May 31, 2015, these restricted securities amounted to $23,944,108, which represented 9.4% of total net assets.
2	Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund's Board of Trustees (the “Trustees”). At May 31, 2015, these liquid restricted securities amounted to $23,944,108, which represented 9.4% of total net assets.
3	Pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding short futures contracts.
4	Affiliated holdings.
5	7-day net yield.
6	At May 31, 2015, the cost of investments for federal tax purposes was $251,304,442. The net unrealized appreciation of investments for federal tax purposes excluding any unrealized depreciation resulting from futures contracts was $2,053,763. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $3,556,753 and net unrealized depreciation from investments for those securities having an excess of cost over value of $1,502,990.
7	Assets, other than investments in securities, less liabilities.
8	Non-income-producing security.
Note: The categories of investments are shown as a percentage of total net assets at May 31, 2015.
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Fixed-income securities acquired with remaining maturities greater than 60 days are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	Fixed-income securities and repurchase agreements acquired with remaining maturities of 60 days or less are valued at their cost (adjusted for the accretion of any discount or amortization of any premium), unless the issuer's creditworthiness is impaired or other factors indicate that amortized cost is not an accurate estimate of the investment's fair value, in which case it would be valued in the same manner as a longer-term security.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, or if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a valuation committee (“Valuation Committee”) comprised of officers of the Fund, Federated Investment Management Company (“Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of May 31, 2015, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Debt Securities:
Corporate Bonds	$—	$146,307,223	$—	$146,307,223
Collateralized Mortgage Obligations	—	6,949,586	—	6,949,586
Mortgage-Backed Securities		8,362,002		8,362,002
U.S. Treasuries	—	44,367,308	—	44,367,308
Investment Companies[1]	3,202,938	44,169,148[2]	—	47,372,086
TOTAL SECURITIES	$3,202,938	$250,155,267	$—	$253,358,205
OTHER FINANCIAL INSTRUMENTS[3]	$(140,129)	$—	$—	$(140,129)
1	Federated Bank Loan Core Fund, Federated Mortgage Core Portfolio, Federated Project and Trade Finance Core Fund and High Yield Bond Portfolio are affiliated holdings offered only to registered investment companies and other accredited investors. Investments in these funds are deemed Level 2 due to the fact that the net asset value (the NAV) is not publicly available and, with respect to Federated Project and Trade Finance Core Fund, due to fact that the price of shares redeemed may be determined as of the closing NAV of the fund up to twenty-four days after receipt of a shareholder redemption request.
2	Includes $27,323,992 of affiliated investment company holdings transferred from Level 1 to Level 2 because the Adviser determined that these investments more appropriately meet the definition of Level 2. Transfers shown represent the value of the investments at the beginning of the period.
3	Other financial instruments include futures contracts.
The following acronyms are used throughout this portfolio:
MTN	—Medium Term Note
REIT	—Real Estate Investment Trust
REMIC	—Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The registrant’s Principal Executive Officer and Principal Financial Officer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Institutional Trust

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue

Principal Executive Officer

Date July 23, 2015

By /S/ Lori A. Hensler

Lori A. Hensler

Principal Financial Officer

Date July 23, 2015